Derivative Instruments - Effect of Cash Flow Hedges on the Statement of Operations (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Derivative Instruments, Gain (Loss) [Line Items]
Amount of Gain (Loss) Recognized in Other Comprehensive Income	$ (5,697)	$ (4,473)	$ 6,516
Designated as Hedging Instrument
Derivative Instruments, Gain (Loss) [Line Items]
Amount of Gain (Loss) Recognized in Other Comprehensive Income	(4,447)	9,991	6,683
Designated as Hedging Instrument | Oil and gas sales
Derivative Instruments, Gain (Loss) [Line Items]
Amount of Gain (Loss) Reclassified into Income	$ 1,811	$ 17,114	$ (3,044)